Revenue - Summary of Revenue Disaggregated by Revenue Stream (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue disaggregated	$ 614,851	$ 573,703
BTM Kiosks Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregated	613,604	571,261
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue disaggregated	$ 1,247	$ 2,442